Intangible Assets - Other (Tables)	12 Months Ended
Mar. 31, 2018
Intangible Assets - Other
Schedule of Reconciliation of Changes to Other Intangible Assets
	As At March 31, 2018
	(in thousands)
	Information technology assets	Other intangibles	Total
Opening net carrying amount as on March 31, 2017	$2,160	$2,200	$4,360
Exchange difference	—	(7)	(7)
Additions	205	2,450	2,655
Disposals	—	(2)	(2)
Amortization charge	(916)	(810)	(1,726)
Closing net carrying amount as on March 31, 2018	$1,449	$3,831	$5,280

	As At March 31, 2017
	(in thousands)
	Information technology assets	Other intangibles	Total
Opening net carrying amount as on March 31, 2016	$3,303	$2,824	$6,127
Exchange difference	15	36	51
Disposals	—	(2)	(2)
Amortization charge	(1,158)	(658)	(1,816)
Closing net carrying amount as on March 31, 2017	$2,160	$2,200	$4,360

Schedule of Other Intangible Assets
	As At March 31, 2018
	(in thousands)
Cost or valuation as on March 31, 2018	$5,055	$6,938	$11,993
Accumulated amortization	(3,606)	(3,107)	(6,713)
Net carrying amount as on March 31, 2018	$1,449	$3,831	$5,280

	As At March 31, 2017
	(in thousands)
Cost or valuation as on March 31, 2017	$4,850	$4,497	$9,347
Accumulated amortization	(2,690)	(2,297)	(4,987)
Net carrying amount as on March 31, 2017	$2,160	$2,200	$4,360